==============================================================================


                        DIMENSIONAL INVESTMENT GROUP INC.

                     DFA One-Year Fixed Income Portfolio II



                                  ANNUAL REPORT



                          Year Ended November 30, 1996


==============================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                           Page
                                                                          -------
Dimensional Investment Group Inc.
     Performance Chart  ...............................................        1
     Statement of Assets and Liabilities  .............................        2
     Statement of Operations  .........................................        3
     Statement of Changes in Net Assets  ..............................        4
     Financial Highlights  ............................................        5
     Notes to Financial Statements  ...................................      6-7
     Report of Independent Accountants  ...............................        8
The DFA Investment Trust Company -- The DFA One-Year Fixed Income
   Series
     Performance Chart  ...............................................        9
     Statement of Net Assets  .........................................    10-11
     Statement of Operations  .........................................       12
     Statements of Changes in Net Assets  .............................       13
     Financial Highlights  ............................................       14
     Notes to Financial Statements  ...................................    15-16
     Report of Independent Accountants  ...............................       17


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHART
===============================================================================

DFA One-Year Fixed Income Portfolio II vs.
One Month CD's
March 1995-November 1996

-------------------------------------------------------------------------------
The following reflects the growth of a $10,000 investment.

               DFA One-Year Fixed
               Income Portfolio II         One Month CD's
-------------------------------------------------------------------------------
2/28/95           10000                     10000
3/31/95           10058                     10046
4/30/95           10104.2668                10087.1886
5/31/95           10181.05923               10135.60711
6/30/95           10211.60241               10180.20378
7/31/95           10239.17373               10226.01469
8/31/95           10259.65208               10271.00916
9/30/95           10279.14542               10313.1203
10/31/95          10309.98285               10360.56065
11/30/95          10340.9128                10405.11106
12/31/95          10364.6969                10447.77202
1/31/96           10393.71805               10495.83177
2/29/96           10404.11177               10536.76551
3/31/96           10431.16246               10576.80522
4/30/96           10448.89544               10620.17012
5/31/96           10507.40925               10661.58878
6/30/96           10559.9463                10699.9705
7/31/96           10604.29807               10747.05037
8/31/96           10650.95699               10790.03858
9/30/96           10709.53725               10833.19873
10/31/96          10781.29115               10877.61484
11/30/96          10841.66638               10918.94978

Annualized              One           From
Total Return(%)         Year       March 1995
------------------------------------------------------------------------------
                        4.84          4.73

* The portfolio maximizes expected returns by investing in the DFA One-Year Fixed Income Series of the DFA Investment Trust Company which uses a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

------------------------------------------------------------------------------

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

 ASSETS:
   Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust
     Company (470,593 Shares, Cost $4,689) at Value  .................................   $  4,720
   Receivable for Investment Securities Sold .........................................         32
   Prepaid Expenses and Other Assets .................................................         30
                                                                                         ---------
          Total Assets  ..............................................................      4,782
                                                                                         ---------
LIABILITIES:
   Payable for Fund Shares Redeemed ..................................................         32
   Accrued Expenses ..................................................................         18
                                                                                         ---------
          Total Liabilities  .........................................................         50
                                                                                         ---------
Net Assets  ..........................................................................   $  4,732
                                                                                         =========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .........................    464,808
                                                                                         =========
Net Asset Value, Offering and Redemption Price Per Share  ............................   $  10.18
                                                                                         =========
NET ASSETS CONSIST OF:
   Paid-In Capital ...................................................................   $  4,702
   Undistributed Net Investment Income. ..............................................          1
   Accumulated Net Realized Loss .....................................................         (2)
   Unrealized Appreciation of Investment Securities ..................................         31
                                                                                         ---------
          Total Net Assets  ..........................................................   $  4,732
                                                                                         =========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

 Investment Income
 Income Distributions Received  ..........................................    $143
                                                                             ------
Expenses
   Administrative Services ...............................................       2
   Accounting & Transfer Agent Fees ......................................      17
   Shareholder Services ..................................................       7
   Legal Fees ............................................................       9
   Audit Fees ............................................................       1
   Filing Fees ...........................................................      14
   Shareholders' Reports .................................................       8
   Directors' Fees and Expenses ..........................................       5
   Organization Costs ....................................................       8
   Other .................................................................       1
                                                                             ------
     Total Expenses  .....................................................      72
   Less: Fees Waived and Expenses Reimbursed .............................     (55)
                                                                             ------
   Net Expenses  .........................................................      17
                                                                             ------
   Net Investment Income  ................................................     126
                                                                             ------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investment Securities  ..............................      (2)
Change in Unrealized Appreciation (Depreciation) of Investment Securities       28
                                                                             ------
 Net Gain on Investment Securities  ......................................      26
                                                                             ------
Net Increase in Net Assets Resulting from Operations  ....................    $152
                                                                             ======


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year        Feb.9
                                                                              Ended          to
                                                                             Nov. 30,     Nov. 30,
                                                                               1996         1995
                                                                            ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $   126        $  7
   Net Realized Loss on Investment Securities ...........................         (2)         --
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................         28           3
                                                                            ----------   ----------
     Net Increase in Net Assets Resulting from Operations  ..............        152          10
                                                                            ----------   ----------
Distributions From:
   Net Investment Income ................................................       (125)         (7)
                                                                            ----------   ----------
Capital Share Transactions (1):
   Shares Issued ........................................................      5,040         640
   Shares Issued in Lieu of Cash Distributions ..........................        125           7
   Shares Redeemed ......................................................     (1,029)        (81)
                                                                            ----------   ----------
     Net Increase From Capital Share Transactions  ......................      4,136         566
                                                                            ----------   ----------
     Total Increase  ....................................................      4,163         569
Net Assets
   Beginning of Period ..................................................        569          --
                                                                            ----------   ----------
   End of Period ........................................................    $ 4,732        $569
                                                                            ==========   ==========
(1)  Shares Issued and Redeemed:
     Shares Issued  .....................................................        500          63
     Shares Issued in Lieu of Cash Distributions  .......................         12           1
     Shares Redeemed  ...................................................       (103)         (8)
                                                                            ----------   ----------
                                                                                 409          56
                                                                            ==========   ==========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                    DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 Year       Feb. 9
                                                                Ended         to
                                                               Nov. 30,    Nov. 30,
                                                                 1996        1995
                                                              ----------   ---------
Net Asset Value, Beginning of Period  .....................   $ 10.16      $ 10.00
                                                              --------     ---------
Income from Investment Operations
   Net Investment Income ..................................      0.46         0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................      0.02         0.16
                                                              --------     ---------
     Total from Investment Operations  ....................      0.48         0.40
                                                              --------     ---------
Less Distributions
   Net Investment Income ..................................     (0.46)       (0.24)
                                                              --------     ---------
Net Asset Value, End of Period  ...........................   $ 10.18      $ 10.16
                                                              ========     =========
Total Return  .............................................      4.86%        4.09%#
Net Assets, End of Period (thousands)  ....................   $ 4,732      $   569
Ratio of Expenses to Average Net Assets (1)  ..............      0.75%(a)     1.50%*(a)
Ratio of Net Investment Income to Average
Net Assets  ...............................................      4.66%(a)     2.80%*(a)
Portfolio Turnover Rate  ..................................       N/A          N/A

------
(Restated to reflect a 900% stock dividend as of January 2, 1996.)

*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996 and 1995 would have been 2.80% and 17.81% respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1996 and 1995 would have been 2.61% and (12.60%), rspectively.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio the (Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of DFA One-Year Fixed Income Portfolio II (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1996, The Portfolio owned 1% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   On December 20, 1995, the Board of Directors of the Fund approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for the Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable date were January 2, 1996. This was a tax-free event to the shareholders of the Portfolio. All share and per share data as of and for the period ended November 30, 1995 has been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

   Certain prior period amounts have been restated to conform with current period presentations.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   Effective December 1, 1995, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 2.50% of average daily net assets.

   In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of
 .25% of its average daily net assets.

D. INVESTMENTS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation  ....                                     $31
Gross Unrealized Depreciation  ....                                      --
                                                                       -------
Net  ..............................                                     $31
                                                                       =======


   At November 30, 1996, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,500 which expires on November 30, 2004.

E. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Investment Group Inc.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., DFA One-Year Fixed Income Portfolio II, as of November 30, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., DFA One-Year Fixed Income Portfolio II, as of November 30, 1996, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHART

==============================================================================
DFA One-Year Fixed Income Series vs.
One Month CD's
March 1993-November 1996

The following reflects the growth of a $10,000 investment.

                  DFA One-Year
                  Fixed Income          One Month
                    Series                 CD's
----------------------------------------------------
2/28/93            10000                 10000
3/31/93            10048                 10024
4/30/93            10097.2352            10046.0528
5/31/93            10104.30326           10066.14491
6/30/93            10148.7622            10088.29042
7/31/93            10180.22336           10110.48466
8/31/93            10229.08843           10133.73878
9/30/93            10267.95897           10155.01963
10/31/93           10289.52168           10175.32967
11/30/93           10308.04282           10198.73293
12/31/93           10343.09017           10221.17014
1/31/94            10394.80562           10243.65671
2/28/94            10376.09497           10264.14403
3/31/94            10372.98214           10288.77797
4/30/94            10367.79565           10313.47104
5/31/94            10389.56802           10344.41145
6/30/94            10424.89255           10376.47913
7/31/94            10486.39942           10408.64621
8/31/94            10527.29638           10444.03561
9/30/94            10545.19278           10478.50093
10/31/94           10579.99192           10517.27138
11/30/94           10574.70192           10555.13356
12/31/94           10607.4835            10598.40961
1/31/95            10708.25459           10646.10245
2/28/95            10809.98301           10689.75147
3/31/95            10877.0049            10738.92433
4/30/95            10948.79313           10782.95392
5/31/95            11065.94522            10834.7121
6/30/95            11129.02111           10882.38483
7/31/95            11188.00492           10931.35556
8/31/95            11245.06375           10979.45352
9/30/95            11295.66653           11024.46928
10/31/95           11355.53357           11075.18184
11/30/95           11410.04013           11122.80512
12/31/95           11464.80832           11168.40863
1/31/96            11517.54644           11219.78331
2/29/96            11563.61662           11263.54046
3/31/96            11615.6529            11306.34191
4/30/96            11656.30768           11352.69792
5/31/96            11695.93913           11396.97344
6/30/96            11759.0972            11438.00254
7/31/96            11814.36496           11488.32975
8/31/96            11872.25535           11534.28307
9/30/96            11943.48888           11580.4202
10/31/96           12030.67635           11627.89993
11/30/96           12102.8604            11672.08595

Annualized                One              From
Total Return (%)          Year           March 1993
---------------------------------------------------
                          6.07             5.22

* The series maximizes expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality levels are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented. Investments are made in high quality obligations, including BA's, CD's, corporate debt obligations and commercial paper of U.S. as well as non-U.S. issuers (Yankees). Average maturity is maintained under one year with no individual issue longer than two years.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.

-------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                              NOVEMBER 30, 1996

                                                 Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
BONDS -- (41.7%)
Albertson's, Inc. Medium Term Notes
 5.650%, 03/26/98  ..................          $ 4,530             $ 4,526,376
Associates Corp. of North America
 Corporate Bonds
 7.250%, 05/15/98  ..................            1,000               1,020,139
 8.800%, 08/01/98  ..................            2,000               2,094,040
 6.500%, 09/09/98  ..................           16,650              16,830,819
Bayerische Landesbank U.S. Finance,
 Inc. Medium Term Notes
 6.250%, 07/01/98  ..................           22,000              22,187,792
Canada (Government of) Bonds
 6.400%, 09/10/98  ..................           22,540              22,804,913
Chevron Canada Financial, Ltd.
 Corporate Bonds
 5.600%, 04/01/98  ..................           23,100              23,068,653
Chubb Capital Corp. Medium Term
 Notes
 6.000%, 02/01/98  ..................            5,000               5,015,740
Colgate-Palmolive Co. Medium Term
 Notes
 6.710%, 02/16/98  ..................           10,000              10,107,400
 6.630%, 02/16/98  ..................            1,540               1,555,114
 6.550%, 02/16/98  ..................           10,000              10,088,870
DuPont (E.I.) de Nemours & Co.
 Corporate Bonds
 8.650%, 12/01/97  ..................            1,050               1,080,163
FCC National Bank Medium Term Notes
 6.000%, 04/02/98  ..................           23,000              23,083,396
 6.144%, 10/30/98  ..................            2,000               2,006,828
Ford Motor Credit Co. Corporate
 Bonds
 6.250%, 02/26/98  ..................           21,850              21,981,930
General Electric Capital Corp.
 Medium Term Notes
 7.875%, 11/15/97  ..................            2,000               2,041,552
 8.700%, 02/09/98  ..................            4,000               4,133,664
 7.050%, 03/27/98  ..................            4,750               4,826,822
 7.020%, 04/13/98  ..................            3,000               3,049,806
 6.844%, 04/23/98  ..................           10,725              10,878,421
IBM Credit Corp. Medium Term Notes
 6.375%, 05/11/98  ..................           24,000              24,182,328
KFW International Finance, Inc.
 Medium Term Notes
 8.250%, 03/18/98  ..................            8,650               8,923,193
Lilly (Eli) & Company Medium Term
 Notes
 6.200%, 11/06/97  ..................            3,000               3,014,802
Morgan (J.P.) & Co. Corporate Bonds
 6.362%, 08/05/98  ..................           19,000              19,172,976
Morgan Guaranty Trust Corporate
 Bonds
 6.000%, 10/01/98  ..................            6,000               6,022,296
National Rural Utilities Cooperative
 Finance Corp. Medium Term Notes
 8.500%, 02/15/98  ..................            9,850                 166,953
Norwest Corp. Medium Term Notes
 7.700%, 11/15/97  ..................            3,000               3,056,361
 6.000%, 10/13/98  ..................            2,000               2,005,434

                                                 Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
Ontario Hydro Medium Term Notes
 5.800%, 03/31/98  ..................          $17,850            $ 17,864,244
Paccar Financial Corp. Medium Term
 Notes
 8.090%, 11/14/97  ..................            3,910               3,995,891
 7.350%, 02/02/98  ..................            5,210               5,306,187
 5.280%, 03/20/98  ..................            5,000               4,974,100
Pepsico, Inc. Corporate Bonds
 6.125%, 01/15/98  ..................            7,350               7,384,648
Pitney Bowes Credit Medium Term
 Notes
 6.305%, 09/23/98  ..................           24,230              24,426,941
Rockwell International Corp.
 Corporate Bonds
 7.625%, 02/17/98  ..................            2,850               2,914,587
Society National Bank, Cleveland
 Bank Note
 6.125%, 11/21/97  ..................           24,000              24,117,864
Upjohn Co. Medium Term Notes
 5.920%, 02/17/98  ..................            5,000               5,013,540
Wachovia Bank Medium Term Notes
 5.375%, 04/15/98  ..................            3,350               3,333,223
                                                                  --------------
TOTAL BONDS (Cost $365,911,020)  ....                              358,258,006
                                                                  --------------
COMMERCIAL PAPER -- (37.5%)
Barclays U.S. Funding Corp. C.P.
 5.300%, 01/10/97  ..................           14,460              14,368,564
Barton Capital Corp. C.P.
 5.430%, 12/16/96  ..................            1,286               1,282,678
 5.360%, 01/10/97  ..................            8,450               8,396,567
 5.310%, 01/10/97  ..................            4,811               4,780,578
 5.350%, 01/15/97  ..................            4,000               3,971,695
 5.340%, 01/17/97  ..................            4,000               3,970,491
Beta Finance, Inc. C.P.
 5.480%, 12/06/96  ..................            2,000               1,997,873
 5.300%, 02/03/97  ..................           12,690              12,563,205
CC USA Inc. C.P.
 5.300%, 02/14/97  ..................            4,000               3,953,372
Caisse des Depots et Consignments
 C.P.
 5.290%, 01/09/97  ..................           21,000              20,870,371
Ciesco L.P. C.P.
 5.400%, 12/05/96  ..................           12,000              11,989,060
 5.420%, 12/18/96  ..................           13,000              12,962,469
 5.350%, 01/07/97  ..................            2,000               1,988,257
Corporate Asset Funding Co., C.P.
 5.400%, 12/17/96  ..................            9,900               9,872,924
 5.420%, 12/19/96  ..................           12,000              11,963,533
Delaware Funding Corp. C.P.
 5.280%, 12/03/96  ..................            1,125               1,124,316
Electricite de France C.P.
 5.420%, 12/09/96  ..................           16,500              16,474,928
 5.330%, 12/30/96  ..................            1,100               1,094,866
Fleet Funding Corp. C.P.
 5.290%, 12/16/96  ..................            1,034               1,031,329
Glaxo Wellcome P.L.C. C.P.
 5.410%, 12/03/96  ..................            6,000               5,996,353
 5.460%, 12/04/96  ..................            1,000                 999,240
 5.430%, 12/09/96  ..................            1,240               1,238,116
 5.410%, 12/19/96  ..................           10,000              19,969,611
 5.300%, 01/27/97  ..................            6,790               6,729,352

THE DFA ONE-YEAR FIXED INCOME SERIES
CONTINUED

                                                 Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
Hahn Issuing Co. C.P.
 5.290%, 12/10/96  ..................          $ 1,005            $  1,003,320
Halifax Building Society C.P.
 5.400%, 12/09/96  ..................           13,000              12,980,247
Hewlett Packard Inc. C.P.
 5.450%, 12/05/96  ..................           15,000              14,986,325
 5.400%, 12/06/96  ..................            9,000               8,990,427
McKenna Triangle National Corp. C.P.
 5.400%, 12/06/96  ..................            9,000               8,990,427
 5.420%, 12/13/96  ..................            8,840               8,821,195
Michelin Tire Corp. C.P.
 5.300%, 12/20/96  ..................            2,570               2,561,799
Ontario Hydro C.P.
 5.420%, 12/09/96  ..................            7,000               6,989,364
Panasonic Finance, Inc. C.P.
 5.300%, 12/26/96  ..................            2,000               1,991,870
Sheffield Receivables Corp. C.P.
 5.320%, 01/17/97  ..................           12,630              12,536,825
Sigma Finance Corp. C.P.
 5.440%, 12/03/96  ..................           22,000              21,986,628
 5.460%, 12/09/96  ..................            2,000               1,996,961
 5.320%, 02/03/97  ..................            2,000               1,980,017
Stanley Works C.P.
 5.330%, 12/06/96  ..................            6,000               5,993,583
Teco Finance, Inc. C.P.
 5.340%, 12/03/96  ..................            5,000               4,996,961
Toronto Dominion Holdings USA, Inc.
 C.P.
 5.420%, 12/05/96  ..................           22,000              21,979,943
Triple-A-One Plus Funding Corp. C.P.
 5.350%, 01/10/97  ..................            2,697               2,679,946
USAA Capital Corporation C.P.
 5.320%, 01/16/97  ..................            1,330               1,320,388
Union Bank of Switzerland C.P.
 5.900%, 12/02/96  ..................              210                 209,904
                                                                  --------------
TOTAL COMMERCIAL PAPER
  (Cost $312,699,789) ...............                              322,585,878
                                                                  --------------
AGENCY OBLIGATIONS -- (13.4%)
Federal Home Loan Bank
 5.715%, 03/20/98  ..................           22,000              22,041,536
 6.060%, 10/02/98  ..................           25,000              25,148,625
Federal National Mortage Association
 5.940%, 08/14/98  ..................           25,000              25,105,925
 6.410%, 07/17/98  ..................           13,000              13,132,600

                                                 Face
                                                Amount               Value+
                                               ---------          --------------
                                                (000)
Student Loan Marketing Association
 7.000%, 03/03/98  ..................          $ 9,400           $  9,561,868
 6.250%, 06/30/98  ..................           20,000             20,178,400
                                                                  --------------
TOTAL AGENCY OBLIGATIONS
 (Cost $114,459,177) ................                             115,168,954
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (5.2%)
U.S. Treasury Notes
 5.000%, 01/31/98  ..................            4,000              3,976,876
 6.000%, 05/31/98  ..................           20,000             20,131,260
 6.250%, 06/30/98  ..................           20,000             20,212,500
                                                                  --------------
TOTAL U.S. TREASURY
  OBLIGATIONS (Cost $43,846,222) ....                              44,320,636
                                                                  --------------
SUPRANATIONAL OBLIGATIONS -- (0.6%)
African Development Bank
 (Cost $5,538,171)
 10.000%, 11/01/97  .................            5,345              5,551,114
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills 4.93%, 01/16/97)
  (Cost $4,744,000) .................            4,744              4,744,000
                                                                  --------------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $847,198,379) ...............                             850,628,588
                                                                  --------------
OTHER ASSETS AND LIABILITIES --
  (1.0%)
Other Assets  .......................                               8,787,482
Payable for Fund Shares Redeemed  ...                                 (31,661)
Other Liabilities  ..................                                 (91,362)
                                                                  --------------
                                                                    8,664,459
                                                                  --------------
NET ASSETS -- (100.0%) Applicable
  to 85,666,560 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ................                            $859,293,047
                                                                  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ........                            $         10.03
                                                                  ==============

------
+See Note B to Financial Statements

See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

Investment Income
 Interest  ..............................................................    $44,220
                                                                            ---------
Expenses
   Investment Advisory Services .........................................        386
   Accounting & Transfer Agent Fees .....................................        200
   Custodian's Fee ......................................................         96
   Legal Fees ...........................................................          5
   Audit Fees ...........................................................          8
   Shareholders' Reports ................................................          7
   Trustees' Fees and Expenses ..........................................          3
   Other ................................................................         23
                                                                            ---------
      Total Expenses  ...................................................        728
                                                                            ---------
Net Investment Income  ..................................................     43,492
                                                                            ---------
Net Realized and Unrealized Gain (Loss) on Investments  .................
Net Realized Loss on Investment Securities  .............................       (301)
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................      3,135
                                                                            ---------
 Net Gain on Investment Securities  .....................................      2,834
                                                                            ---------
Net Increase in Net Assets Resulting from Operations  ...................    $46,326
                                                                            =========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                Year          Year
                                                                                Ended         Ended
                                                                              Nov. 30,       Nov. 30
                                                                                1996          1995
                                                                             -----------   -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .................................................    $  43,492     $  37,419
   Net Realized Gain (Loss) on Investment Securities .....................         (301)        2,292
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................        3,135         7,204
                                                                             -----------   -----------
    Net Increase in Net Assets Resulting from Operations .................       46,326        46,915
                                                                             -----------   -----------
Distributions From:
  Net Investment Income  .................................................      (42,530)      (36,973)
                                                                             -----------   -----------
Capital Share Transactions (1):
 Shares Issued  ..........................................................      520,113       243,191
 Shares Issued in Lieu of Cash Distributions  ............................       32,939        26,791
 Shares Redeemed  ........................................................     (403,109)     (166,656)
                                                                             -----------   -----------
  Net Increase From Capital Share Transactions  ..........................      149,943       103,326
                                                                             -----------   -----------
  Total Increase  ........................................................      153,739       113,268
Net Assets
 Beginning of Period  ....................................................      705,554       592,286
                                                                             -----------   -----------
 End of Period  ..........................................................    $ 859,293     $ 705,554
                                                                             ===========   ===========
(1)  Shares Issued and Redeemed:
     Shares Issued  ......................................................       52,148        24,470
     Shares Issued in Lieu of Cash Distributions  ........................        3,311         2,710
     Shares Redeemed  ....................................................      (40,380)      (16,810)
                                                                             -----------   -----------
                                                                                 15,079        10,370
                                                                             ===========   ===========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                     THE DFA ONE-YEAR FIXED INCOME SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                Year         Year         Year        Feb. 8
                                               Ended        Ended         Ended         to
                                              Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                                1996         1995         1994         1993
                                             ----------   ----------    ----------   ----------
Net Asset Value, Beginning of Period  ....    $  10.00     $   9.84     $  10.06     $  10.00
                                             ----------   ----------    ----------   ----------
Income from Investment Operations
-------------------- ....................
   Net Investment Income .................        0.56         0.60         0.44         0.31
   Net Gains (Losses) on Securities
    (Realized and Unrealized) ............        0.03         0.16        (0.18)        0.03
                                             ----------   ----------    ----------   ----------
    Total from Investment Operations .....        0.59         0.76         0.26         0.34
                                             ----------   ----------    ----------   ----------
Less Distributions
-------------------- ....................
   Net Investment Income .................       (0.56)       (0.60)       (0.43)       (0.28)
   Net Realized Gains ....................          --           --        (0.05)          --
                                             ----------   ----------    ----------   ----------
   Total Distributions  ..................       (0.56)       (0.60)       (0.48)       (0.28)
                                             ----------   ----------    ----------   ----------
Net Asset Value, End of Period  ..........    $  10.03     $  10.00     $   9.84     $  10.06
                                             ==========   ==========    ==========   ==========
Total Return  ............................        6.10%        7.91%        2.61%        3.39%#
Net Assets, End of Period (thousands)  ...    $859,293     $705,554     $592,286     $608,428
Ratio of Expenses to Average Net Assets  .        0.09%        0.10%        0.10%        0.10%*
Ratio of Net Investment Income to Average
Net Assets  ..............................        5.62%        6.04%        4.41%        3.80%*
Portfolio Turnover Rate  .................       95.84%       81.31%      140.82%      111.67%*


------
(Restated to reflect a 900% stock dividend as of January 2, 1996)
*Annualized
#Non-Annualized

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Fixed Income Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The DFA One-Year Fixed Income Series (the "Series").

   On December 20, 1995, the Board of Trustees of The DFA Investment Trust Company (the "Board") approved a 900% stock dividend upon Delaware Trust Law which is treated as a 10 for 1 stock split for financial reporting purposes, for the Series. The record date of the stock dividend as January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of the Series. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Series are valued on the basis of prices provided by a pricing service as such prices are believed to reflect the fair market value of such securities.

   2. Federal Income Taxes: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.05 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                               Other
                                        U.S. Government     Investment
                                          Securities        Securities
                                        ---------------     ------------
         Purchases  ..........             $244,649          $430,616
         Sales  ..............               86,129           228,288

E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

         Gross Unrealized Appreciation ...............       $3,554
         Gross Unrealized Depreciation ...............         (124)
                                                             ------
         Net  ........................................       $3,430
                                                             ======

   At November 30, 1996, the Series had a capital loss carryover for federal income tax purposes of approximately $3,032,000 of which $2,075,000 and $327,000 expire on November 30, 2003 and 2004, respectively.

F. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3 % of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus available rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advance under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1996.

G. COMPONENTS OF NET ASSETS:

   At November 30, 1996, net assets consisted of (amounts in thousands):

       Paid-In Capital  ...............................      $854,699
       Undistributed Net Investment Income  ...........         4,204
       Accumulated Net Realized Loss  .................        (3,040)
       Unrealized Appreciation of Investment
         Securities ...................................         3,430
                                                             --------
                                                             $859,293
                                                             ========

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The DFA Investment Trust Company:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997